Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk

As of December 31, 2014 and 2013, outstanding financial instruments whose contract amounts represent credit risk were as follows:

	2014	2013
	(dollars in thousands)

Commitments to extend credit	$75,573	$67,865
Credit card commitments	8,754	8,016
Standby letters of credit	2,224	1,100

	$86,551	$76,981